Description of the Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Description of the Business and Basis of Presentation

Note 1 – Description of the Business and Basis of Presentation

Description of Business – AgEagle™ Aerial Systems Inc. (“AgEagle” or the “Company”, “our”, “we”, or “us”), through its wholly-owned subsidiaries, AgEagle Aerial, Inc., DBA MicaSense™, Inc. (“MicaSense”), Measure Global, Inc. (“Measure”), senseFly SA and senseFly Inc. (collectively “senseFly”), is actively engaged in designing and delivering best-in-class drones, sensors and software that solve important problems for its customers in a wide range of industry verticals, including energy/utilities, infrastructure, agriculture and government.

Founded in 2010, AgEagle was originally formed to pioneer proprietary, professional-grade, fixed-winged drones and aerial imagery-based data collection and analytics solutions for the agriculture industry. Today, the Company is earning distinction as a globally respected market leader offering customer-centric, advanced, autonomous unmanned aerial systems (“UAS”) which drive revenue at the intersection of flight hardware, sensors and software for industries that include agriculture, military/defense, public safety, surveying/mapping and utilities/engineering, among others. AgEagle has also achieved numerous regulatory firsts, including earning governmental approvals for its commercial and tactical drones to fly Beyond Visual Line of Sight (“BVLOS”) and/or Operations Over People (“OOP”) in the United States, Canada, Brazil and the European Union.

AgEagle’s shift and expansion from solely manufacturing fixed-wing farm drones in 2018, to offering what the Company believes is one of the industry’s best fixed-wing, full-stack drone solutions, culminated in 2021 when the Company acquired three market-leading companies engaged in producing UAS airframes, sensors and software for commercial and government use. In addition to a robust portfolio of proprietary, connected hardware and software products; an established global network of over 200 UAS resellers; and enterprise customers worldwide; these acquisitions also brought AgEagle a workforce comprised largely of experienced engineers and technologists with deep expertise in the fields of robotics, automation, manufacturing and data science. In 2022, the Company succeeded in integrating all three acquired companies with AgEagle to form one global company focused on taking autonomous flight performance to a higher level.

The business acquisitions completed by the Company during the year ended December 31, 2021 of 100% of the outstanding stock of MicaSense, Measure and senseFly, respectively, are collectively referred to as the “2021 Business Acquisitions.”

The Company is currently headquartered in Wichita, Kansas, where it houses its sensor manufacturing operations and Lausanne, Switzerland where it operates its drone manufacturing operations.

Basis of Presentation – The condensed consolidated financial statements of the Company are presented in United States dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In the opinion of management, the Company has made all necessary adjustments, which include normal recurring adjustments, for a fair statement of the Company’s consolidated financial position and results of operations for the periods presented. Certain information and disclosures included in the annual consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to the U.S. Securities and Exchange Commission (“SEC”) rules. These condensed consolidated financial statements should be read in conjunction with the audited condensed consolidated financial statements and accompanying notes for the year ended December 31, 2022, included in the Company’s Annual Report on Form 10-K, as filed with the SEC on April 4, 2023. The results for the three- and nine-month periods ended September 30, 2023 and 2022, are not necessarily indicative of the results to be expected for a full year, any other interim periods or any future year or periods.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2023 AND 2022

(UNAUDITED)

Note 1 – Description of the Business and Basis of Presentation - Continued

The condensed consolidated financial statements include the accounts of AgEagle and its wholly-owned subsidiaries, AgEagle Aerial, Inc.; Measure Global, Inc.; senseFly S.A. and senseFly Inc. All significant intercompany balances and transactions have been eliminated in consolidation.

A description of certain of the Company’s accounting policies and other financial information is included in the Company’s audited consolidated financial statements filed with the SEC on Form 10-K for the year ended December 31, 2022. The summary of significant accounting policies presented below is designed to assist in understanding the Company’s condensed consolidated financial statements. Such condensed consolidated financial statements and accompanying notes are the representations of the Company’s management, who are responsible for their integrity and objectivity.

Liquidity and Going Concern – In pursuit of the Company’s long-term growth strategy and acquisitions, the Company has sustained continued operating losses. During the nine months ended September 30, 2023, the Company incurred a net loss of $17,910,210 and used cash in operating activities of $8,829,669. As of September 30, 2023, the Company has working capital of $2,818,220 and an accumulated deficit of $134,374,548. While the Company has historically been successful in raising capital to meet its working capital needs, the ability to continue raising such capital is not guaranteed. There is substantial doubt about the Company’s ability to continue as a going concern as the Company will require additional liquidity to continue its operations and meet its financial obligations for twelve (12) months from the date these condensed consolidated financial statements were issued. The Company is evaluating strategies to obtain the required additional funding for future operations and the restructuring of operations to grow revenues and reduce expenses.

If the Company is unable to generate significant sales growth in the near term and raise additional capital, there is a risk that the Company could default on additional obligations; and could be required to discontinue or significantly reduce the scope of its operations if no other means of financing operations are available. The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amount and classification of liabilities or any other adjustment that might be necessary should the Company be unable to continue as a going concern.

Note 1 – Description of Business

AgEagle™ Aerial Systems Inc. (“AgEagle” or the “Company”) is actively engaged in designing and delivering best-in-class drones, sensors and software that solve important problems for our customers. Founded in 2010, AgEagle was originally formed to pioneer proprietary, professional-grade, fixed-winged drones and aerial imagery-based data collection and analytics solutions for the agriculture industry. Today, the Company is earning distinction as a globally respected market leader offering customer-centric, advanced, autonomous unmanned aerial systems (“UAS”) which drive revenue at the intersection of flight hardware, sensors and software for industries that include agriculture, military/defense, public safety, surveying/mapping and utilities/engineering, among others. AgEagle has also achieved numerous regulatory firsts, earning governmental approvals for its commercial and tactical drones to fly Beyond Visual Line of Sight (“BVLOS”) and/or Operations Over People (“OOP”) in the United States, Canada, Brazil and the European Union and being awarded Blue UAS certification from the Defense Innovation Unit of the U.S. Department of Defense.

                AgEagle’s shift and expansion from solely manufacturing fixed-wing farm drones in 2018, to offering what the Company believes is one of the industry’s best fixed-wing, full-stack drone solutions, culminated in 2021 when the Company acquired three market-leading companies engaged in producing UAS airframes, sensors and software for commercial and government use. In addition to a robust portfolio of proprietary, connected hardware and software products; an established global network of over 200 UAS resellers; and enterprise customers worldwide; these acquisitions also brought AgEagle a highly valuable workforce comprised largely of experienced engineers and technologists with deep expertise in the fields of robotics, automation, manufacturing and data science. In 2022, the Company succeeded in integrating all three acquired companies with AgEagle to form one global company focused on taking autonomous flight performance to a higher level.

Our core technological capabilities include robotics and robotics systems autonomy; advanced thermal and multispectral sensor design and development; embedded software and firmware; secure wireless digital communications and networks; lightweight airframes; small UAS design, integration and operations; power electronics and propulsion systems; controls and systems integration; fixed wing flight; flight management software; data capture and analytics; human-machine interface development and integrated mission solutions.

In January 2021, AgEagle acquired MicaSense™, Inc. (“MicaSense”). Founded in 2014, MicaSense has been at the forefront of advanced drone sensor development since its founding in 2014, having formed integration partnerships with several leading fixed wing and multi-rotor drone manufacturers. MicaSense’s patented, high precision thermal and multispectral sensors serve the aerial mapping and analytics needs of the agriculture market. MicaSense’s high performance proprietary products have global distribution in over 75 countries.

In April 2021, AgEagle acquired Measure Global, Inc. (“Measure”). Founded in 2020, Measure serves a world class customer base, Measure enables its customers to realize the transformative benefits of drone technology through its Ground Control solution. Offered as Software-as-a-Service (SaaS), Ground Control is a cloud-based, plug-and-play operating system that empowers pilots and large enterprises with everything they need to operate drone fleets, fly autonomously, collaborate globally, visualize data, and integrate with existing business systems and processes.

In October 2021, AgEagle acquired senseFly S.A. and concurrent with the acquisition, AgEagle Aerial, Inc. (“AgEagle Aerial), a wholly-owned subsidiary of the AgEagle, acquired senseFly Inc. Collectively senseFly S.A. and senseFly, Inc. are referred to as “senseFly”. Founded in 2009, senseFly provides fixed-wing drone solutions for commercial and government markets that simplify the collection and analysis of geospatial data, allowing professionals to make better decisions, faster. senseFly develops and produces a proprietary line of eBee-branded, high performance, fixed-wing drones which have flown more than one million flights around the world.

 AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 1 – Description of Business – Continued

Collectively, MicaSense, Measure and senseFly are referred to as the “2021 Acquired Companies.”

The Company is currently headquartered in Wichita, Kansas, where we house our sensor manufacturing operations, and we operate business and drone manufacturing operations in Raleigh, North Carolina. In addition, the Company operates business and manufacturing operations in Lausanne, Switzerland in support of our international business activities.

The Company intends to grow our business and preserve our leadership position by developing new drones, sensors and software and capturing a significant share of the global drone market. In addition, we expect to accelerate our growth and expansion through strategic acquisitions of companies offering distinct technological and competitive advantages and have defensible IP protection in place, if applicable.